Capital adequacy (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Basel II.5	Dec. 31, 2011 Basel II.5	Dec. 31, 2012 Credit risk Basel II.5	Dec. 31, 2011 Credit risk Basel II.5	Dec. 31, 2012 Market risk Basel II.5	Dec. 31, 2011 Market risk Basel II.5	Dec. 31, 2012 Non-counterparty risk Basel II.5	Dec. 31, 2011 Non-counterparty risk Basel II.5	Dec. 31, 2012 Operational risk Basel II.5	Dec. 31, 2011 Operational risk Basel II.5	Dec. 31, 2012 Bank Basel II.5	Dec. 31, 2011 Bank Basel II.5	Dec. 31, 2012 Bank Credit risk Basel II.5	Dec. 31, 2011 Bank Credit risk Basel II.5	Dec. 31, 2012 Bank Market risk Basel II.5	Dec. 31, 2011 Bank Market risk Basel II.5	Dec. 31, 2012 Bank Non-counterparty risk Basel II.5	Dec. 31, 2011 Bank Non-counterparty risk Basel II.5	Dec. 31, 2012 Bank Operational risk Basel II.5	Dec. 31, 2011 Bank Operational risk Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets		224,296	241,753	143,679	157,237	29,366	40,609	6,126	7,819	45,125	36,088	215,096	232,601	134,760	148,378	29,338	40,571	5,873	7,564	45,125	36,088
Capital ratios %
Core tier 1 ratio (as a percent)		15.50%	10.70%									14.40%	10.40%
Tier 1 ratio (as a percent)		19.40%	15.20%									18.40%	15.10%
Total capital ratio (as a percent)		22.30%	20.10%									22.20%	20.80%
Minimum percentage of annual legal profits to be retained as general legal reserve	5.00%
Maximum cumulative transfer to general reserve as a percentage of paid-in share capital	20.00%
General legal reserves as a minimum percentage of paid-in share capital	20.00%